Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Aquestive Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38599
Entity Tax Identification Number	82-3827296
Entity Address, Address Line One	184 Liberty Corner Road, Suite 305
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	908
Local Phone Number	941-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AQST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001398733
Amendment Flag	false